INCOME TAXES - Summary of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income tax (benefit) expense - deferred:
Total income tax (benefit) expense	$ (77)	$ 485
Macau Complementary Tax [Member]
Income tax (benefit) expense - deferred:
Income tax (benefit) expense - deferred	(63)	485
Hong Kong Profits Tax [Member]
Over provision of income taxes in prior years:
Over provision of income taxes in prior years	$ (14)	$ 0